22. LEASES PAYABLE (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [abstract]
Initial adoption of IFRS 16	R$ 8,150,026	R$ 8,167,932
New contracts	1,511,738	237,575
Cancellations	(1,093,644)	(127,699)
Interest	1,029,662	958,573
Payments	(1,789,106)	(1,611,273)
Contractual changes	809,122	524,918
Transfer to held for sale	(5,636,120)
Lease liabilities	R$ 2,981,678	R$ 8,150,026